SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Common Stock

From July 1, 2014 to September 19 , 2014, the Company issued 406,665 shares of common stock to satisfy obligations under share subscription agreements for $376,995.

Stock Payable

From July 1, 2014 to September 19, 2014 the Company received $81,050 in cash in exchange for a common stock payable of 76,550 shares of common stock.